Shareholders' Equity (Details) - USD ($)			6 Months Ended
	Jan. 10, 2025	Aug. 05, 2022	Dec. 31, 2024	Sep. 20, 2024	Jun. 30, 2024	Nov. 28, 2022
PRC [Member]
Shareholders' Equity [Line Items]
Percentage of after tax			10.00%
Percentage of registered capital			50.00%
Statutory reserves (in Dollars)
Restricted net assets of foreign subsidiaries (in Dollars)			$ 27,778		$ 27,778
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Authorized share capital			6,000,000		6,000,000
Ordinary shares of par value (in Dollars per share)			$ 0.0025		$ 0.0025
Voting rights held by each shares of common stock		one
Common stock, shares issued			2,205,600		598,800
Class A Ordinary Shares [Member] | Haoxi’s [Member]
Shareholders' Equity [Line Items]
Authorized share capital		6,000,000
Ordinary shares of par value (in Dollars per share)		$ 0.0001
Class A Ordinary Shares [Member] | Mr. Lei Xu and Four Other Shareholders [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued		309,200
Class A Ordinary Shares [Member] | Investor [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued				1,606,800		179,200
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Authorized share capital	300,000,000
Ordinary shares of par value (in Dollars per share)	$ 0.0025
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Authorized share capital			2,000,000		2,000,000
Ordinary shares of par value (in Dollars per share)			$ 0.0025		$ 0.0025
Voting rights held by each shares of common stock		10
Common stock, shares issued			690,800		690,800
Class B Ordinary Shares [Member] | Haoxi’s [Member]
Shareholders' Equity [Line Items]
Authorized share capital		2,000,000
Ordinary shares of par value (in Dollars per share)		$ 0.0001
Class B Ordinary Shares [Member] | Mr. Fan Zhen [Member]
Shareholders' Equity [Line Items]
Common stock, shares issued		690,800
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Authorized share capital	100,000,000
Ordinary shares of par value (in Dollars per share)	$ 0.0025
Authorized Share Capital [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Authorized share capital	6,000,000
Ordinary shares of par value (in Dollars per share)	$ 0.0025
Increase in the authorized capital (in Dollars)	$ 200,000
Authorized Share Capital [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Authorized share capital	2,000,000
Ordinary shares of par value (in Dollars per share)	$ 0.0025
Increase in the authorized capital (in Dollars)	$ 1,000,000